Equipment, Furniture and Fixtures - Additional Information (Detail) (USD $)	12 Months Ended			180 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2013
Property, Plant and Equipment [Line Items]
Depreciation	$ 2,583	$ 2,386	$ 2,798	$ 181,392